Other liabilities	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Other Liabilities Disclosure [Abstract]
Other liabilities

14. Other liabilities

Other liabilities consist of the following:

	As of December 31,	As of March 31,
	2017	2018
Accrued employee cost	$14,020	$14,877
Earn-out consideration	9,804	5,739
Retirement benefits	40,520	43,235
Derivative instruments	7,842	12,931
Advance from customers (note 19)	790	—
Contract liabilities (note 19)	—	55,484
Deferred transition revenue (note 19)	70,900	—
Others	22,069	21,187
Capital lease obligations	2,664	2,405
	$168,609	$155,858

16. Other liabilities

Other liabilities consist of the following:

	As of December 31,
	2016	2017
Accrued employee cost	$3,976	$14,020
Deferred transition revenue	72,560	70,900
Retirement benefits	39,020	40,520
Derivative instruments	12,576	7,842
Amount received from GE under indemnification arrangement, pending adjustment	3,159	3,359
Advance from customers	2,371	790
Earn-out consideration	15,550	9,804
Others	11,078	18,710
Capital lease obligations	2,500	2,664
	$162,790	$168,609